Premium Deficiency Reserve ("PDR") (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Premium Deficiency Reserve ("PDR")
Premium Deficiency Reserve	$ 4,600,000	$ 0	$ 20,539,364